UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2021
Semiannual Report
to Shareholders
DWS Strategic High Yield Tax-Free Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
37	Statement of Assets and Liabilities
39	Statement of Operations
40	Statements of Changes in Net Assets
41	Financial Highlights
45	Notes to Financial Statements
57	Information About Your Fund’s Expenses
59	Advisory Agreement Board Considerations and Fee Evaluation
63	Account Management Resources
65	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Strategic High Yield Tax-Free Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Strategic High Yield Tax-Free Fund	|	3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains moderately positive overall, buoyed by good corporate earnings and continued support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation came back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. We expect to see inflation begin to decline in 2022, as economic activity returns to a more typical level.
Our CIO office believes the U.S. Federal Reserve will likely stop asset purchases by the end of the first quarter of 2022. We believe this step is an attempt to manage inflation expectations and it will likely be followed by a series of rate hikes beginning in 2022.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS Strategic High Yield Tax-Free Fund

Performance Summary	November 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	1.43%	7.47%	4.77%	4.64%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.36%	4.51%	4.19%	4.34%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.90%	3.54%	4.57%
Adjusted for the Maximum Sales Charge (max 2.75% load)		5.91%	2.97%	4.27%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	1.04%	6.65%	3.98%	3.85%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.05%	6.65%	3.98%	3.85%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.08%	2.78%	3.78%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.08%	2.78%	3.78%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	1.56%	7.73%	5.03%	4.90%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		9.17%	3.80%	4.83%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%

DWS Strategic High Yield Tax-Free Fund	|	5

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	1.56%	7.73%	5.05%	4.90%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		9.17%	3.81%	4.83%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2021 are 0.90%, 1.66%, 0.73% and 0.68% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
6	|	DWS Strategic High Yield Tax-Free Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	Bloomberg Municipal Bond Index (name changed from Bloomberg Barclays Municipal Bond Index, effective August 24, 2021) covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
‡	Total returns shown for periods less than one year are not annualized.

DWS Strategic High Yield Tax-Free Fund	|	7

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/21	$ 12.56	$ 12.57	$ 12.57	$ 12.58
5/31/21	$ 12.59	$ 12.60	$ 12.60	$ 12.60
Distribution Information as of 11/30/21
Income Dividends, Six Months	$ .20	$ .15	$ .22	$ .22
November Income Dividend	$ .0334	$ .0253	$ .0360	$ .0360
SEC 30-day Yield‡‡	1.67%	.98%	1.97%	1.96%
Tax Equivalent Yield‡‡	2.82%	1.66%	3.33%	3.31%
Current Annualized Distribution Rate‡‡	3.24%	2.45%	3.48%	3.48%
‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 1.65%, 0.93%, 1.85% and 1.90% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 3.22%, 2.40%, 3.36% and 3.42% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
8	|	DWS Strategic High Yield Tax-Free Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund effective October 1, 2021.
—
Joined DWS in 1989.
—
Co-Head of Municipal Bond Department.
—
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—
Co-Head of Municipal Bond Department.
—
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
DWS Strategic High Yield Tax-Free Fund	|	9

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
Revenue Bonds	84%	86%
Lease Obligations	6%	3%
General Obligation Bonds	5%	7%
Escrow to Maturity/Prerefunded Bonds	3%	3%
Variable Rate Demand Notes	2%	1%
	100%	100%
Interest Rate Sensitivity	11/30/21	5/31/21
Effective Maturity	6.4 years	6.9 years
Modified Duration	5.6 years	6.0 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
AAA	1%	0%
AA	13%	6%
A	19%	20%
BBB	23%	28%
BB	8%	9%
B	1%	2%
CCC	0%	0%
CC	—	1%
D	2%	2%
Not Rated	33%	32%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
Florida	10%	9%
New York	9%	9%
Texas	8%	8%
Puerto Rico	7%	7%
Illinois	6%	7%
10	|	DWS Strategic High Yield Tax-Free Fund

Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 63 for contact information.
DWS Strategic High Yield Tax-Free Fund	|	11

Investment Portfolio	as of November 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 96.7%
Alabama 0.5%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,170,059
Alaska 0.3%
Alaska, Northern Tobacco Securitization Corp., “2” , Series B-2, Zero Coupon, 6/1/2066	12,000,000	2,607,815
Arizona 3.6%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	3,085,238
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,150,239
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,187,562
Series G, 144A, 5.0%, 7/1/2051	550,000	631,072
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,140,149
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,191,073
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,490,000	1,724,579
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	7,376,416
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,409,941
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,787,502
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,377,702
Series A, 5.0%, 7/1/2042	2,000,000	2,358,744
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051 (a)	915,000	941,234
Series 2022, 144A, 4.0%, 6/15/2057 (a)	1,145,000	1,170,528
144A, 5.0%, 6/15/2047	655,000	671,487
The accompanying notes are an integral part of the financial statements.
12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
144A, 5.0%, 6/15/2049	1,030,000	1,087,272
144A, 5.0%, 6/15/2052	2,285,000	2,363,152
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,535,000
Series A, 6.25%, 12/1/2046	1,400,000	1,400,000
Temple, TX, Temp Ariz Industrial Devevelopment Authority, Friendship villege Tempale project, Series A, 4.0%, 12/1/2046	2,000,000	2,180,279
		36,769,169
Arkansas 0.4%
Arkansas, State Development Finance Authority Industrial Development Revenue, Big River Steel Project, 144A, AMT, 4.75%, 9/1/2049	4,000,000	4,531,917
California 5.9%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	1,125,000	1,149,403
Series A-2, 5.0%, 6/1/2047	5,075,000	5,185,080
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,358,438
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	13,382,111
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,840,299
4.0%, 9/1/2046	4,895,000	5,387,912
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	2,075,000	2,472,146
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,473,178
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	310,550
Series A, 144A, 5.0%, 11/15/2051	135,000	154,965
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,348,117
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	25,075,000	6,176,557
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	677,918
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,580,000	1,580,610
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	3,105,000	3,305,065
San Buenaventura, CA, Community Memorial Health Systems, Prerefunded, 7.5%, 12/1/2041	3,250,000	3,250,000
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,969,677
		60,022,026
Colorado 3.1%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	1,091,484
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,214,236
144A, 5.0%, 12/1/2049	1,275,000	1,398,223
Colorado, Broadway Station Metropolitan District No. 3, Zero Coupon, 12/1/2049	2,000,000	1,363,261
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	1,254,451
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	2,394,914
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	7,966,430
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,622,949
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	1,630,000	1,908,317
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,071,669
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	580,400
5.0%, 12/1/2034	1,000,000	1,158,244
5.0%, 12/1/2040	2,060,000	2,357,055
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,406,342
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,800,000	1,957,271
The accompanying notes are an integral part of the financial statements.
14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	500,000	515,851
Series 2021, 4.0%, 12/1/2051	1,650,000	1,690,592
		30,951,689
Connecticut 0.9%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,025,423
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	1,030,000	1,183,016
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 4.0%, 5/1/2038	2,660,000	3,226,978
Series A, 4.0%, 5/1/2040	2,265,000	2,732,382
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	201,889
144A, 4.0%, 4/1/2051	505,000	526,803
		8,896,491
District of Columbia 0.8%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,960,585
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	1,825,000	2,153,962
5.0%, 6/1/2055	1,530,000	1,792,693
		7,907,240
Florida 8.3%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	2,310,000	1,570,800
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	284,335
Series A-1, 5.0%, 10/1/2033	230,000	283,499
Series A-1, 5.0%, 10/1/2034	230,000	282,658
Series A-1, 5.0%, 10/1/2035	115,000	141,022
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	2,975,000	2,948,540
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,036,583
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,363,397
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 6/15/2050	1,105,000	1,265,430
Series A, 144A, 5.0%, 6/15/2055	960,000	1,095,992
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	4,635,891
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	1,740,000	1,779,802
Series A, 144A, AMT, 6.5% (c), 1/1/2049	1,905,000	1,945,757
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	980,000	1,163,032
5.0%, 3/1/2032	1,110,000	1,306,954
5.0%, 3/1/2034	1,195,000	1,403,085
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,827,274
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	549,507
Series A, 5.0%, 2/15/2048	1,150,000	1,258,765
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,534,599
4.0%, 10/1/2049	1,905,000	2,085,730
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	2,031,438
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,166,189
Florida, State of Florida Department of Transportation, Series B, 3.0%, 7/1/2047	10,420,000	11,097,878
The accompanying notes are an integral part of the financial statements.
16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,350,000	2,614,364
144A, 4.375%, 5/1/2050	1,970,000	2,191,309
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	1,705,000	1,733,117
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	1,185,000	1,201,186
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project, AMT, 5.0%, 11/15/2026	3,500,000	3,677,145
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,747,102
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	924,678
Series A, 144A, 5.0%, 1/15/2054	850,000	949,653
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	2,570,000	2,990,082
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,355,849
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,750,097
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,488,295
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	492,227
Series A, 5.5%, 11/15/2049	3,635,000	4,035,305
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	1,210,000	1,373,945
		83,582,511
Georgia 2.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,349,094
Atlanta, GA, Development Authority Revenue Bonds:
Series A-1, 5.0%, 7/1/2032	1,650,000	1,881,411
Series A-1, 5.0%, 7/1/2033	2,595,000	2,959,513
Series A-1, 5.0%, 7/1/2034	2,320,000	2,646,217
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,111,724
Series B, 5.0%, 1/1/2030	1,715,000	2,032,075
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	1,820,000	2,109,441
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,615,000	3,047,643
		23,137,118
Illinois 6.5%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,562,637
Series A, 5.0%, 12/1/2033	740,000	901,964
Series A, 5.0%, 12/1/2041	3,930,000	3,942,634
Series H, 5.0%, 12/1/2046	1,690,000	1,982,919
Series A, 5.5%, 12/1/2039	2,900,000	2,910,618
Series E, 6.038%, 12/1/2029	1,500,000	1,723,697
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	1,000,000	1,105,859
Series A, 5.5%, 1/1/2049	2,425,000	3,019,953
Series A, 6.0%, 1/1/2038	2,180,000	2,703,920
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,400,519
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	1,400,000	1,612,689
Series A, 4.0%, 12/1/2055	1,390,000	1,576,598
Illinois, Housing Development Authority Revenue, Series B, 3.0%, 4/1/2051	3,995,000	4,304,976
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	2,977,852
Series B, 5.0%, 6/15/2052	4,435,000	4,547,166
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,935,000	6,105,024
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, Prerefunded, 5.0%, 5/15/2041	4,265,000	4,358,737
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2033	4,970,000	6,035,895
5.0%, 11/1/2034	1,500,000	1,760,222
5.0%, 1/1/2035	300,000	346,786
Series A, 5.0%, 5/1/2035	2,295,000	2,751,882
Series A, 5.0%, 12/1/2042	3,610,000	4,247,999
The accompanying notes are an integral part of the financial statements.
18	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 3/1/2046	535,000	664,424
5.75%, 5/1/2045	1,470,000	1,883,200
		65,428,170
Indiana 1.5%
Indiana, State Finance Authority Environmental Revenue, United Steel Corporation Project, Series A, 4.125%, 12/1/2026	1,250,000	1,376,975
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,544,275
Series A, 144A, 6.125%, 7/1/2048	3,660,000	4,209,784
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,575,236
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,940,031
		15,646,301
Iowa 1.3%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	235,000	235,000
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	2,135,000	2,429,203
4.0%, 10/1/2050	3,075,000	3,482,653
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (d), 12/1/2021, LOC: Bank of America NA	500,000	500,000
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College Project, 0.02% (d), 12/1/2021, LOC: Bank of America NA	250,000	250,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,636,010
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B, Zero Coupon, 6/1/2065	12,825,000	2,397,675
“1", Series A-2, 4.0%, 6/1/2049	1,000,000	1,159,087
		13,089,628
Kansas 0.2%
Kansas, State Development Finance Authority, Health Facilities Revenue, Kansas University Health System, Series J, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	100,000	100,000
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Manhattan, KS, Health Care Facilities Revenue, Meadowlark Hill Retirement Community, Series A, 4.0%, 6/1/2046	835,000	907,724
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,440,000	1,513,586
		2,521,310
Kentucky 1.5%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	3,138,603
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, Prerefunded, 6.0%, 7/1/2053	7,195,000	7,845,560
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,489,904
Series A, 5.25%, 6/1/2041	1,915,000	2,263,980
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (d), 12/1/2021, LOC: PNC Bank NA	250,000	250,000
		14,988,047
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	837,863
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	11,838
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,133,812
		1,983,513
Maryland 1.2%
Maryland, State Department of Transportation Revenue, Baltimore Washington International Airport, Series B, AMT, 4.0%, 8/1/2051	2,290,000	2,668,067
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	310,000	374,030
5.0%, 7/1/2056	540,000	648,745
The accompanying notes are an integral part of the financial statements.
20	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,266,112
Maryland, State Health & Higher Educational Facilities Authority Revenue, Greater Baltimore Medical Center, Series A, 3.0%, 7/1/2046	5,040,000	5,329,939
		12,286,893
Massachusetts 0.6%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,433,308
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.04% (d), 12/1/2021, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	1,615,000	1,655,010
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	1,149,726
Massachusetts, State General Obligation, Series B, 3.0%, 4/1/2047	1,000,000	1,073,114
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 0.04% (d), 12/1/2021, LOC: TD Bank NA	100,000	100,000
		5,711,158
Michigan 1.9%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043 (a)	1,830,000	1,959,610
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,840,409
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	2,016,327
4.0%, 9/1/2050	1,660,000	1,876,178
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	43,530,000	5,913,289
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,029,064
Series C, 5.0%, 7/1/2035	910,000	1,042,149
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (c), 10/1/2061	890,000	994,604
		19,671,630
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,186,152
Series A, 5.0%, 2/15/2053	2,815,000	3,331,762
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	1,540,000	1,673,392
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,600,000	2,658,056
		8,849,362
Mississippi 0.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,610,357
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,003,716
		6,614,073
Missouri 1.6%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	3,605,000	3,669,788
Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,885,077
Lee’s Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2046	2,500,000	2,691,896
Series A, 5.0%, 8/15/2051	1,000,000	1,075,394
Series A, 5.25%, 8/15/2039	1,710,000	1,831,632
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	740,925
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	125,000	125,000
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,298,560
		16,318,272
The accompanying notes are an integral part of the financial statements.
22	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Nevada 0.4%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,171,173
5.0%, 7/1/2045	1,000,000	1,157,760
5.0%, 7/1/2051	1,000,000	1,152,501
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,000,000	706,951
		4,188,385
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (b)	900,000	477,000
Series A, 144A, 6.25%, 7/1/2042* (b)	1,090,000	577,700
		1,054,700
New Jersey 3.6%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	625,000	734,497
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	465,000	549,644
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	1,685,000	1,967,998
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	860,000	1,045,811
Series A, 4.0%, 6/1/2031	860,000	1,058,665
Series A, 4.0%, 6/1/2032	415,000	516,330
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	460,579
Series BBB, 5.5%, 6/15/2030	4,975,000	6,080,065
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	3,911,252
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,665,086
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,751,952
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,778,026
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,070,601
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.02% (d), 12/1/2021, LOC: JPMorgan Chase Bank NA	825,000	825,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	1,058,572
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,588,677
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,911,504
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039 (a)	665,000	770,625
Series A, 4.0%, 6/15/2040 (a)	830,000	959,410
Series A, 4.0%, 6/15/2041 (a)	805,000	927,634
Series A, 4.0%, 6/15/2042 (a)	510,000	585,791
		36,217,719
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	3,110,000	3,288,377
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I” , Series C, 3.0%, 1/1/2052	4,335,000	4,677,906
		7,966,283
New York 8.3%
Buffalo & Erie County, NY, Industrial Land Development Corp., D’Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,377,420
Series A, 4.0%, 11/1/2050	2,500,000	2,819,245
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	454,892
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	3,750,000	4,186,562
New York, Series B, Zero Coupon, 6/1/2066	16,900,000	3,397,437
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	509,996
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 0.05% (d), 12/1/2021, LOC: Barclays Bank PLC	235,000	235,000
The accompanying notes are an integral part of the financial statements.
24	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series D, 5.0%, 11/15/2033	1,500,000	1,810,613
Series C-1, 5.0%, 11/15/2050	1,320,000	1,600,253
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	3,975,427
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (d), 12/1/2021, LOC: TD Bank NA	7,900,000	7,900,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,131,275
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3” , 144A, 5.0%, 11/15/2044	2,000,000	2,185,640
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,636,511
Series A-1, 4.0%, 3/15/2052	4,000,000	4,688,519
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	544,649
AMT, 5.375%, 8/1/2036	900,000	1,135,600
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	4,500,000	5,209,970
New York, Triborough Bridge & Tunnel Authority:
Series 4-C, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	200,000	200,000
Series B-1, 4.0%, 5/15/2056	12,830,000	15,084,439
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	690,849
Series B, 5.0%, 6/1/2048	2,800,000	3,086,333
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,243,452
Series E-1, 3.0%, 11/1/2039	3,000,000	3,129,794
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	90,000,000	6,020,784
New York, NY, General Obligation:
Series L-4, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	200,000	200,000
Series A-3, 0.03% (d), 12/1/2021, LOC: Mizuho Bank Ltd.	200,000	200,000
Series I-4, 0.03% (d), 12/1/2021, LOC: TD Bank NA	1,800,000	1,800,000
Series G-6, 0.04% (d), 12/1/2021, LOC: Mizuho Bank Ltd.	800,000	800,000
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)
Series B-3, 0.1% (d), 12/1/2021	320,000	320,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028* (b)	2,125,000	1,445,000
		84,019,660
North Carolina 0.4%
North Carolina, Charlotte-Mecklenburg Hospital Authorirty Revenue, Healthcare System, Series E, 0.03% (d), 12/1/2021, LOC: Royal Bank of Canada	1,750,000	1,750,000
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,795,000	1,960,408
		3,710,408
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,000,000
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A, 4.0%, 6/1/2048	2,990,000	3,382,690
“2", Series B-2, 5.0%, 6/1/2055	8,200,000	9,415,374
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,730,823
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,382,631
Series A, 5.0%, 1/1/2052	1,000,000	1,105,985
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,235,285
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	829,284
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,608,050
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,376,998
		41,067,120
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	2,023,126
The accompanying notes are an integral part of the financial statements.
26	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series B, 5.5%, 8/15/2057	4,235,000	5,231,272
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,324,798
		8,579,196
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	211,756
Pennsylvania 3.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	491,000	558,423
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	1,022,829
5.25%, 7/1/2041	900,000	1,022,627
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,705,000	4,754,560
Series A, AMT, 2.625%, 6/1/2042	970,000	978,088
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,620,000	1,728,900
Pennsylvania, State Turnpike Commission Oil Franchise Tax Revenue, Series A, 4.0%, 12/1/2051	8,000,000	9,464,782
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	3,800,000	4,444,605
Series A, 4.0%, 12/1/2044	660,000	770,252
Series A, 4.0%, 12/1/2045	220,000	256,089
Series A, 4.0%, 12/1/2046	440,000	511,482
Series A, 4.0%, 12/1/2050	3,500,000	4,042,612
Series A-1, 5.0%, 12/1/2041	20,000	23,052
Philadelphia, PA, Authority For Industrial Development, Charter School Reveune, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	1,340,750
		30,919,051
South Carolina 2.2%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.02% (d), 12/1/2021, LOC: U.S. Bank NA	100,000	100,000
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	27

	Principal Amount ($)	Value ($)
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,110,806
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	9,852,477
		22,063,283
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	625,000	696,899
Series A, 4.0%, 8/1/2056	625,000	690,721
Series A, 4.0%, 8/1/2061	810,000	887,966
		2,275,586
Tennessee 0.8%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,707,164
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,029,840
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	4,249,981
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	794,569
		7,781,554
Texas 7.9%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,290,022
Zero Coupon, 1/1/2032	3,500,000	2,844,251
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,224,283
Series D, 6.125%, 8/15/2048	4,485,000	5,159,287
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,505,000	2,903,862
Series A, 4.0%, 3/1/2050	2,445,000	2,822,428
The accompanying notes are an integral part of the financial statements.
28	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, Series B, AMT, 4.0%, 7/15/2041	2,000,000	2,135,075
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	7,000,000	8,415,529
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,466,948
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,018,480
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	382,365
Series A, 5.0%, 10/1/2051	520,000	559,705
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,715,721
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.03% (d), 12/1/2021, LOC: TD Bank NA	1,380,000	1,380,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	195,000	226,654
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	272,665
Series A, 5.0%, 8/1/2038	2,830,000	3,095,165
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,861,879
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,978,563
Series A, 5.25%, 10/1/2055	8,000,000	8,856,262
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	6,605,000	4,508,147
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	449,500
Series A, 4.0%, 12/31/2038	380,000	449,151
Series A, 4.0%, 6/30/2039	290,000	341,790
Series A, 4.0%, 12/31/2039	335,000	394,826
Series A, 4.0%, 6/30/2040	275,000	323,283
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	29

	Principal Amount ($)	Value ($)
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,620,000	7,637,416
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,460,222
		80,173,479
Utah 1.2%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	693,856
Series 2019, 4.0%, 10/15/2042	2,350,000	2,675,698
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	1,287,048
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	7,221,762
		11,878,364
Virginia 2.3%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,070,211
5.0%, 1/1/2046	1,530,000	1,624,851
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,585,406
Series A, 5.375%, 9/1/2054	1,500,000	1,430,283
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	487,044
Series B, 2.813%, 9/1/2041 (e)	5,332,000	2,555,586
144A, 3.75%, 9/1/2045 (e)	1,640,000	803,837
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,531,345
144A, 5.0%, 9/1/2045	4,100,000	4,473,093
The accompanying notes are an integral part of the financial statements.
30	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	6,245,419
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,692,903
		23,499,978
Washington 3.3%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2032	1,000,000	1,070,813
5.0%, 12/1/2037	1,025,000	1,090,829
5.0%, 12/1/2046	2,000,000	2,080,121
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,107,249
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	4,866,174
Series B, 3.0%, 7/1/2048	6,200,000	6,301,940
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	3,950,000	4,532,945
4.0%, 5/1/2050	1,020,000	1,164,517
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,605,964
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	834,608
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,847,142
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,195,268
		33,697,570
West Virginia 0.1%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125% (c), 7/1/2045	1,215,000	1,282,046
Wisconsin 4.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,212,616
Series B, 5.0%, 7/1/2048	910,000	938,488
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	31

	Principal Amount ($)	Value ($)
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	6,023,621
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,573,357
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,153,205
5.0%, 7/1/2052	910,000	978,720
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	562,647
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project:
AMT, 4.0%, 9/30/2051	1,550,000	1,710,178
AMT, 4.0%, 3/31/2056	1,430,000	1,572,624
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,632,509
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	1,485,740
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041 (a)	120,000	135,903
Series A, 4.0%, 10/1/2046 (a)	165,000	185,183
Series A, 4.0%, 10/1/2051 (a)	520,000	581,850
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	652,459
144A, 5.75%, 5/1/2054	5,620,000	5,755,800
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,964,715
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,970,000	2,164,959
5.0%, 6/1/2041	1,910,000	2,088,234
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.05% (d), 12/1/2021, LOC: Barclays Bank PLC	300,000	300,000
		45,672,808
The accompanying notes are an integral part of the financial statements.
32	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Guam 0.6%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	325,116
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	221,060
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,204,143
Series A, 5.0%, 1/1/2050	655,000	802,850
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	839,912
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	924,824
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	935,828
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,238,772
		6,492,505
Puerto Rico 7.4%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2029	1,000,000	1,027,779
Puerto Rico, Commonwealth Aqueduct and Sewer Authority:
Series A, 144A, 5.0%, 7/1/2035	5,000,000	6,119,300
Series A, 144A, 5.0%, 7/1/2047	10,000,000	11,902,621
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025* (b)	920,000	906,200
Series CCC-1, 5.0%, 7/1/2028* (b)	1,785,000	1,758,225
Series TT-1, 5.0%, 7/1/2032* (b)	5,000,000	4,925,000
Series CCC-1, 5.25%, 7/1/2027* (b)	2,000,000	1,975,000
Series XX, 5.25%, 7/1/2040* (b)	4,000,000	3,950,000
Series WW, 5.5%, 7/1/2038* (b)	2,900,000	2,871,000
Puerto Rico, GDB Debt Recovery Authority, PIK, 7.5%, 8/20/2040	7,806,196	7,357,340
Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2041* (b)	4,635,000	4,171,500
Series B, 5.75%, 7/1/2038* (b)	2,000,000	1,945,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	32,904,000	11,003,209
Series A-1, 4.75%, 7/1/2053	6,800,000	7,706,570
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	33

	Principal Amount ($)	Value ($)
Series A-1, 5.0%, 7/1/2058	3,000,000	3,444,172
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,554,165
		74,617,081
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	3,423,758	3,468,911
Total Municipal Investments (Cost $904,060,745)		979,521,835
Underlying Municipal Bonds of Inverse Floaters (f) 6.3%
Florida 2.3%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (g)	10,000,000	11,389,392
Trust: Airport Facilities Revenue, Series XM0780, 144A, 14.14%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (g)	10,000,000	11,632,285
Trust: Transit Sales Surtax Revenue, Series 2020-XM0901, 144A, 14.32%, 7/1/2028, Leverage Factor at purchase date: 4 to 1
		23,021,677
Michigan 1.2%
Michigan, State Building Authority Revenue, Series I, 5.0%, 4/15/2034 (g)	10,000,000	11,567,545
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 13.588%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.1%
New York, State Thruway Authority General Revenue, Series B, 4.0%, 1/1/2053 (g)	10,000,000	11,459,951
Trust: State Thruway Authority General Revenue, Series 2020-XM0880, 144A, 13.96%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
The accompanying notes are an integral part of the financial statements.
34	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Washington 1.7%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (g)	15,000,000	17,258,817
Trust: State General Obligation, Series XM0127, 144A, 17.87%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,228,367)		63,307,990
Corporate Bonds 0.5%
Industrials
United Airlines, Inc., 4.625%144A, 4/15/2029 (Cost $5,198,008)	5,000,000	4,973,400
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (h) (Cost $75,597)	74,911	74,919
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $969,562,717)	103.5	1,047,878,144
Floating Rate Notes (f)	(4.0)	(40,420,000)
Other Assets and Liabilities, Net	0.5	5,284,853
Net Assets	100.0	1,012,742,997
*	Non-income producing security.
(a)	When-issued security.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(e)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	35

(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(g)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(h)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$1,042,829,825	$—	$1,042,829,825
Corporate Bonds	—	4,973,400	—	4,973,400
Open-End Investment Companies	74,919	—	—	74,919
Total	$74,919	$1,047,803,225	$ —	$1,047,878,144
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
36	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities
as of November 30, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $969,562,717)	$ 1,047,878,144
Receivable for investments sold	1,300,146
Receivable for Fund shares sold	729,173
Interest receivable	12,941,104
Other assets	60,787
Total assets	1,062,909,354
Liabilities
Payable for investments purchased — when-issued securities	8,048,816
Payable for Fund shares redeemed	223,671
Payable for floating rate notes issued	40,420,000
Distributions payable	665,184
Accrued management fee	269,306
Accrued Trustees' fees	9,902
Other accrued expenses and payables	529,478
Total liabilities	50,166,357
Net assets, at value	$ 1,012,742,997
Net Assets Consist of
Distributable earnings (loss)	7,139,841
Paid-in capital	1,005,603,156
Net assets, at value	$ 1,012,742,997
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	37

Statement of Assets and Liabilities as of November 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($215,349,092 ÷ 17,142,244 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 12.56
Maximum offering price per share (100 ÷ 97.25 of $12.56)	$ 12.92
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($12,955,049 ÷ 1,030,252 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 12.57
Class S
Net Asset Value, offering and redemption price per share ($552,295,875 ÷ 43,924,793 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 12.57
Institutional Class
Net Asset Value, offering and redemption price per share ($232,142,981 ÷ 18,455,040 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 12.58
The accompanying notes are an integral part of the financial statements.
38	|	DWS Strategic High Yield Tax-Free Fund

Statement of Operations
for the six months ended November 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 20,852,136
Expenses:
Management fee	2,098,592
Administration fee	501,295
Services to shareholders	723,392
Distribution and service fees	340,988
Custodian fee	6,832
Professional fees	48,312
Reports to shareholders	28,182
Registration fees	36,448
Trustees' fees and expenses	16,653
Interest expense and fees on floating rate notes issued	129,311
Other	25,823
Total expenses before expense reductions	3,955,828
Expense reductions	(453,780)
Total expenses after expense reductions	3,502,048
Net investment income	17,350,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	20,405,444
Change in net unrealized appreciation (depreciation) on investments	(22,272,295)
Net gain (loss)	(1,866,851)
Net increase (decrease) in net assets resulting from operations	$ 15,483,237
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	39

Statements of Changes in Net Assets
	Six Months Ended November 30, 2021	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 17,350,088	$ 37,515,714
Net realized gain (loss)	20,405,444	(10,310,502)
Change in net unrealized appreciation (depreciation)	(22,272,295)	112,033,252
Net increase (decrease) in net assets resulting from operations	15,483,237	139,238,464
Distributions to shareholders:
Class A	(3,436,436)	(6,907,768)
Class C	(164,163)	(714,324)
Class S	(9,559,733)	(21,089,131)
Institutional Class	(4,053,469)	(8,622,243)
Total distributions	(17,213,801)	(37,333,466)
Fund share transactions:
Proceeds from shares sold	66,357,123	290,828,855
Reinvestment of distributions	14,439,824	31,367,643
Payments for shares redeemed	(106,351,759)	(380,419,816)
Net increase (decrease) in net assets from Fund share transactions	(25,554,812)	(58,223,318)
Increase (decrease) in net assets	(27,285,376)	43,681,680
Net assets at beginning of period	1,040,028,373	996,346,693
Net assets at end of period	$1,012,742,997	$1,040,028,373

The accompanying notes are an integral part of the financial statements.
40	|	DWS Strategic High Yield Tax-Free Fund

Financial Highlights
DWS Strategic High Yield Tax-Free Fund — Class A
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.59	$11.37	$12.13	$12.08	$12.27	$12.59
Income (loss) from investment operations:
Net investment income	.20	.42	.45	.46	.44	.49
Net realized and unrealized gain (loss)	(.03)	1.23	(.77)	.08	(.19)	(.33)
Total from investment operations	.17	1.65	(.32)	.54	.25	.16
Less distributions from:
Net investment income	(.20)	(.42)	(.44)	(.46)	(.43)	(.47)
Net realized gains	—	(.01)	(.00) *	(.03)	(.01)	(.01)
Total distributions	(.20)	(.43)	(.44)	(.49)	(.44)	(.48)
Net asset value, end of period	$12.56	$12.59	$11.37	$12.13	$12.08	$12.27
Total Return (%)[a,b]	1.43 **	14.56	(2.74)	4.62	2.11	1.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	216	181	195	225	264
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.89 ***	.90	.95	.98	.95	.95
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.87 ***	.87	.91	.91	.91	.93
Ratio of expenses after expense reductions (excluding interest expense) (%)	.84 ***	.84	.85	.86	.87	.88
Ratio of net investment income (%)	3.17 ***	3.51	3.72	3.87	3.61	3.93
Portfolio turnover rate (%)	22 **	59	52	47	34	54
[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	41

DWS Strategic High Yield Tax-Free Fund — Class C
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.60	$11.38	$12.13	$12.09	$12.28	$12.59
Income (loss) from investment operations:
Net investment income	.15	.33	.36	.37	.35	.39
Net realized and unrealized gain (loss)	(.03)	1.22	(.76)	.07	(.19)	(.31)
Total from investment operations	.12	1.55	(.40)	.44	.16	.08
Less distributions from:
Net investment income	(.15)	(.32)	(.35)	(.37)	(.34)	(.38)
Net realized gains	—	(.01)	(.00) *	(.03)	(.01)	(.01)
Total distributions	(.15)	(.33)	(.35)	(.40)	(.35)	(.39)
Net asset value, end of period	$12.57	$12.60	$11.38	$12.13	$12.09	$12.28
Total Return (%)[a,b]	1.04 **	13.68	(3.39)	3.75	1.35	.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	14	33	52	88	109
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.67 ***	1.66	1.71	1.75	1.71	1.72
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.62 ***	1.62	1.66	1.66	1.66	1.68
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.59 ***	1.59	1.60	1.61	1.62	1.63
Ratio of net investment income (%)	2.43 ***	2.77	2.97	3.10	2.86	3.18
Portfolio turnover rate (%)	22 **	59	52	47	34	54
[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
42	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Class S
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.60	$11.38	$12.14	$12.09	$12.28	$12.60
Income (loss) from investment operations:
Net investment income	.22	.45	.47	.49	.47	.51
Net realized and unrealized gain (loss)	(.03)	1.23	(.76)	.08	(.18)	(.32)
Total from investment operations	.19	1.68	(.29)	.57	.29	.19
Less distributions from:
Net investment income	(.22)	(.45)	(.47)	(.49)	(.47)	(.50)
Net realized gains	—	(.01)	(.00) *	(.03)	(.01)	(.01)
Total distributions	(.22)	(.46)	(.47)	(.52)	(.48)	(.51)
Net asset value, end of period	$12.57	$12.60	$11.38	$12.14	$12.09	$12.28
Total Return (%)[a]	1.56 **	14.83	(2.49)	4.88	2.37	1.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	552	567	576	661	1,204	1,336
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.74 ***	.73	.80	.84	.81	.82
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.62 ***	.62	.66	.66	.66	.68
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59 ***	.59	.60	.61	.62	.63
Ratio of net investment income (%)	3.42 ***	3.76	3.97	4.07	3.86	4.16
Portfolio turnover rate (%)	22 **	59	52	47	34	54
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Strategic High Yield Tax-Free Fund	|	43

DWS Strategic High Yield Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.60	$11.39	$12.14	$12.10	$12.29	$12.60
Income (loss) from investment operations:
Net investment income	.22	.45	.49	.49	.47	.51
Net realized and unrealized gain (loss)	(.02)	1.22	(.77)	.07	(.18)	(.31)
Total from investment operations	.20	1.67	(.28)	.56	.29	.20
Less distributions from:
Net investment income	(.22)	(.45)	(.47)	(.49)	(.47)	(.50)
Net realized gains	—	(.01)	(.00) *	(.03)	(.01)	(.01)
Total distributions	(.22)	(.46)	(.47)	(.52)	(.48)	(.51)
Net asset value, end of period	$12.58	$12.60	$11.39	$12.14	$12.10	$12.29
Total Return (%)[a]	1.56 **	14.82	(2.41)	4.80	2.37	1.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	232	242	207	181	159	250
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.68 ***	.68	.74	.70	.70	.69
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.62 ***	.62	.66	.66	.66	.67
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59 ***	.59	.60	.61	.62	.62
Ratio of net investment income (%)	3.42 ***	3.76	3.97	4.13	3.86	4.17
Portfolio turnover rate (%)	22 **	59	52	47	34	54
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
44	|	DWS Strategic High Yield Tax-Free Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Strategic High Yield Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
DWS Strategic High Yield Tax-Free Fund	|	45

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces
46	|	DWS Strategic High Yield Tax-Free Fund

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2021 was approximately $40,420,000, with a weighted average interest rate of 0.64%.
DWS Strategic High Yield Tax-Free Fund	|	47

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2021, the Fund had net tax basis capital loss carryforwards of approximately $103,632,000, including short-term losses ($83,457,000) and long-term losses ($20,175,000), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2021, the aggregate cost of investments for federal income tax purposes was $926,590,857. The net unrealized appreciation for all investments based on tax cost was $80,867,287. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $91,439,441 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,572,154.
48	|	DWS Strategic High Yield Tax-Free Fund

The Fund has reviewed the tax positions for the open tax years as of May 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss, accretion of market discount on debt securities and interest accrual on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
DWS Strategic High Yield Tax-Free Fund	|	49

B.	Purchases and Sales of Securities
During the six months ended November 30, 2021, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$229,472,923	$251,897,329
U.S. Treasury Obligations	$ —	$ 2,371,181
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund’s average daily net assets	.455%
Next $200 million of such net assets	.405%
Next $500 million of such net assets	.380%
Next $500 million of such net assets	.360%
Next $500 million of such net assets	.350%
Over $2 billion of such net assets	.340%
Accordingly, for the six months ended November 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.406% of the Fund’s average daily net assets.
For the period from June 1, 2021 through September 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses
50	|	DWS Strategic High Yield Tax-Free Fund

such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.83%
Class C	1.58%
Class S	.58%
Institutional Class	.58%
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%
For the six months ended November 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 30,561
Class C	3,823
Class S	337,590
Institutional Class	81,806
$ 453,780
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2021, the Administration Fee was $501,295, of which $80,397 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS Strategic High Yield Tax-Free Fund	|	51

fee it receives from the Fund. For the six months ended November 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2021
Class A	$ 3,748	$ 1,312
Class C	297	141
Class S	30,389	10,392
Institutional Class	390	92
	$ 34,824	$ 11,937
In addition, for the six months ended November 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 81,740
Class C	6,954
Class S	446,642
Institutional Class	140,361
$ 675,697
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2021
Class C	$ 51,469	$ 8,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder
52	|	DWS Strategic High Yield Tax-Free Fund

accounts the firms service. For the six months ended November 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2021	Annualized Rate
Class A	$ 272,401	$ 87,672.25%
Class C	17,118	5,504.25%
	$ 289,519	$ 93,176
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2021 aggregated $1,849.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2021, the CDSC for Class C shares aggregated $86. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2021, DDI received $6,502 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,455, of which $375 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2021, the Fund engaged in securities purchases of $8,795,000 and securities sales of $10,770,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
D.	Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a
DWS Strategic High Yield Tax-Free Fund	|	53

security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2021.
F.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	848,578	$ 10,739,849	3,640,049	$ 44,237,425
Class C	60,698	766,539	182,279	2,206,373
Class S	1,502,407	18,893,548	13,825,223	165,704,485
Institutional Class	2,854,512	35,957,187	6,508,930	78,680,572
		$ 66,357,123		$ 290,828,855
54	|	DWS Strategic High Yield Tax-Free Fund

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	238,263	$ 3,005,028	495,086	$ 6,006,038
Class C	11,435	144,378	53,903	652,609
Class S	668,065	8,432,804	1,542,781	18,712,420
Institutional Class	226,280	2,857,614	493,545	5,996,576
		$ 14,439,824		$ 31,367,643
Shares redeemed
Class A	(1,115,500)	$ (14,067,017)	(2,850,677)	$ (34,443,706)
Class C	(190,092)	(2,404,044)	(1,963,639)	(23,954,420)
Class S	(3,261,941)	(41,126,416)	(20,930,196)	(249,695,387)
Institutional Class	(3,859,951)	(48,754,282)	(5,970,749)	(72,326,303)
		$ (106,351,759)		$ (380,419,816)
Net increase (decrease)
Class A	(28,659)	$ (322,140)	1,284,458	$ 15,799,757
Class C	(117,959)	(1,493,127)	(1,727,457)	(21,095,438)
Class S	(1,091,469)	(13,800,064)	(5,562,192)	(65,278,482)
Institutional Class	(779,159)	(9,939,481)	1,031,726	12,350,845
		$ (25,554,812)		$ (58,223,318)
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in
DWS Strategic High Yield Tax-Free Fund	|	55

coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
56	|	DWS Strategic High Yield Tax-Free Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Strategic High Yield Tax-Free Fund	|	57

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,014.30	$1,010.40	$1,015.60	$1,015.60
Expenses Paid per $1,000*	$ 4.39	$ 8.16	$ 3.13	$ 3.13
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,020.71	$1,016.95	$1,021.96	$1,021.96
Expenses Paid per $1,000*	$ 4.41	$ 8.19	$ 3.14	$ 3.14
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund†	.87%	1.62%	.62%	.62%
†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.03% for each class.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
58	|	DWS Strategic High Yield Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Strategic High Yield Tax-Free Fund	|	59

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
60	|	DWS Strategic High Yield Tax-Free Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board also noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.06%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available
DWS Strategic High Yield Tax-Free Fund	|	61

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
62	|	DWS Strategic High Yield Tax-Free Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Strategic High Yield Tax-Free Fund	|	63

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512
64	|	DWS Strategic High Yield Tax-Free Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Strategic High Yield Tax-Free Fund	|	65

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
66	|	DWS Strategic High Yield Tax-Free Fund

Notes

DSHYTFF-3
(R-025438-11 1/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/28/2022